Cover Page	Oct. 21, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	Fulton Financial Corporation
Entity Central Index Key	0000700564
Amendment Flag	false
Entity Incorporation, State or Country Code	PA
Entity File Number	001-39680
Entity Tax Identification Number	23-2195389
Entity Address, Address Line Two	P.O. Box 4887
Entity Address, Address Line One	One Penn Square,
Entity Address, City or Town	Lancaster,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17604
City Area Code	717
Local Phone Number	291-2411
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $2.50
Trading Symbol	FULT
Security Exchange Name	NASDAQ
Series A Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	FULTP
Security Exchange Name	NASDAQ